Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	£ 2,198	£ 2,370
Finished goods and work in progress	2,584	3,159
Goods purchased for resale	156	142
Inventories	£ 4,938	£ 5,671